CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at beginning of period at Dec. 31, 2021	$ 190,656	$ 266,119	$ 4,312	$ 2,113	$ (81,888)
Exercise of stock options (in shares) | shares	14,840	14,840
Exercise of stock options	$ 172	$ 246	(74)
Share-based compensation	4,713		4,713
Issuance of common shares related to business combination and contingent consideration (in shares) | shares		15,364
Issuance of common shares related to business combination and contingent consideration	700	$ 700
Share issuance under employee share purchase plan (in shares) | shares		20,814
Share issuance under employee share purchase plan	636	$ 762	(126)
Release of restricted share units (in shares) | shares		5,515
Release of restricted share units	0	$ 367	(367)
Comprehensive income (loss)	(4,666)			(11,684)	7,018
Balance at end of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at end of period at Dec. 31, 2022	$ 192,211	$ 268,194	8,458	(9,571)	(74,870)
Exercise of stock options (in shares) | shares	641,396	641,396
Exercise of stock options	$ 1,644	$ 2,887	(1,243)
Share-based compensation	6,049		6,049
Issuance of common shares related to business combination and contingent consideration (in shares) | shares		50,550
Issuance of common shares related to business combination and contingent consideration	1,625	$ 1,625
Share issuance under employee share purchase plan (in shares) | shares		16,685
Share issuance under employee share purchase plan	524	$ 614	(90)
Release of restricted share units (in shares) | shares		24,359
Release of restricted share units	0	$ 865	(865)
Shares repurchased for cancellation (in shares) | shares		(3,341,789)
Shares repurchased for cancellation	(159,448)	$ (26,689)			(132,759)
Excess tax benefit on stock compensation	1,651		1,651
Comprehensive income (loss)	6,465			3,625	2,840
Balance at end of period (in shares) at Dec. 31, 2023 | shares		30,305,156
Balance at end of period at Dec. 31, 2023	$ 50,721	$ 247,496	$ 13,960	$ (5,946)	$ (204,789)